Right-of-use assets and Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of right-of-use assets
Right-of-use assets as of December 31, 2020 and 2019 were comprised of the following:

($ millions)	2020	2019
Land	20	20
Buildings	310	277
Machinery & equipment and other assets	28	27
Total right-of-use assets	358	324
Depreciation charges of $79 million and $66 million for the years ended December 31, 2020 and 2019, respectively, are shown in the table below by underlying class of asset:

($ millions)	2020	2019
Land	1	1
Buildings	59	47
Machinery & equipment and other assets	19	18
Total	79	66

Disclosure of maturity analysis for non-derivative financial liabilities [text block]	The contractual maturities of the undiscounted lease liabilities as of December 31, 2020 and December 31, 2019, are as follows:

	Lease liabilities undiscounted
($ millions)	2020	2019
Not later than one year	82	73
Between one and five years	203	176
Later than five years	203	200
Total lease liabilities undiscounted	488	449

	Lease liabilities
($ millions)	2020	2019
Not later than one year	70	61
Between one and five years	168	140
Later than five years	147	140
Total lease liabilities	385	341
The following table provides details on the maturity of the contractual undiscounted cash flows for Alcon's borrowings as of December 31, 2020 and 2019:

	2020			2019
($ millions)	Nominal amount - Current and non-current financial debt	Derivatives	Total	Nominal amount - Current and non-current financial debt	Derivatives	Total
Not later than one year	162	7	169	245	16	261
Between one and five years	1,231	—	1,231	1,247	—	1,247
Later than five years	2,750	—	2,750	2,000	—	2,000
Total cash flows	4,143	7	4,150	3,492	16	3,508
Unamortized debt discount and issuance costs	(32)	—	(32)	(29)	—	(29)
Total carrying value	4,111	7	4,118	3,463	16	3,479

The following table provides details on the maturity of the future contractual interest payments commitments as of December 31, 2020 and 2019:

($ millions)	2020	2019
Not later than one year	96	94
Between one and five years	357	336
Later than five years	687	653
Total cash flows	1,140	1,083

Schedule of additional disclosures related to leases
The following table provides additional disclosures related to right-of-use assets and lease liabilities:

($ millions)	2020	2019
Interest expense on lease liabilities	13	11
Expense on short-term, low value and variable leases	4	3
Total cash outflows for leases	85	59
Thereof:
Lease liability payments(1)	69	52
Interest payments(2)	12	5
Short-term and low value lease payments(2)	4	2
(1)     Reported as cash outflows from financing activities net of lease incentives received
(2)     Included within total net cash flows from operating activities